Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (89.95%)
Communication Services (2.74%)
	Advertising (0.87%)
500,000	The Trade Desk, Inc., Cl A [1]	$11,173,716	$35,995,000

	Movies & Entertainment (1.87%)
100,000	Spotify Technology SA [1,2]	24,563,323	76,734,000

Total Communication Services		35,737,039	112,729,000

Consumer Discretionary (7.79%)
	Casinos & Gaming (0.50%)
477,000	DraftKings, Inc., Cl A [1]	18,168,701	20,458,530

	Education Services (0.23%)
23,000	Duolingo, Inc. [1]	6,012,308	9,430,460

	Footwear (1.73%)
351,069	Birkenstock Holding PLC [1,2]	16,149,174	17,265,574
1,037,000	On Holding AG, Cl A [1,2]	30,424,601	53,975,850

		46,573,775	71,241,424

	Home Improvement Retail (0.39%)
211,000	Floor & Decor Holdings, Inc., Cl A [1]	18,452,772	16,027,560

	Hotels, Resorts & Cruise Lines (3.38%)
478,442	Choice Hotels International, Inc.	2,051,052	60,704,721
31,000	Hilton Worldwide Holdings, Inc.	6,489,341	8,256,540
500,233	Hyatt Hotels Corp., Cl A	13,700,166	69,857,538

		22,240,559	138,818,799

	Leisure Facilities (1.56%)
406,538	Vail Resorts, Inc.	7,840,124	63,879,316

Total Consumer Discretionary		119,288,239	319,856,089

Financials (12.93%)
	Financial Exchanges & Data (5.11%)
188,305	FactSet Research Systems, Inc.	9,990,400	84,225,060
156,000	Morningstar, Inc.	32,512,227	48,973,080
53,000	MSCI, Inc.	19,223,355	30,567,220
316,189	Tradeweb Markets, Inc., Cl A	12,240,920	46,290,070

		73,966,902	210,055,430

	Insurance Brokers (0.63%)
84,421	Willis Towers Watson PLC [2]	10,305,610	25,875,037

	Investment Banking & Brokerage (3.01%)
1,168,936	The Charles Schwab Corp.	1,030,248	106,653,721
45,000	LPL Financial Holdings, Inc.	17,206,669	16,873,650

		18,236,917	123,527,371

	Property & Casualty Insurance (4.18%)
1,886,444	Arch Capital Group Ltd. [1,2]	6,789,034	171,760,726

Total Financials		109,298,463	531,218,564

Health Care (14.32%)
	Health Care Equipment (6.37%)
487,630	IDEXX Laboratories, Inc. [1]	8,712,036	261,535,474

	Health Care Supplies (1.27%)
733,672	The Cooper Companies, Inc. [1]	27,308,279	52,208,100

Shares		Cost	Value
Common Stocks (continued)
Health Care (continued)
	Health Care Technology (2.06%)
294,386	Veeva Systems, Inc., Cl A [1]	$16,281,783	$84,777,280

	Life Sciences Tools & Services (4.62%)
671,944	Bio-Techne Corporation	14,726,185	34,571,519
108,117	Mettler-Toledo International, Inc. [1]	6,194,061	127,007,202
129,404	West Pharmaceutical Services, Inc.	5,506,342	28,313,595

		26,426,588	189,892,316

Total Health Care		78,728,686	588,413,170

Industrials (17.19%)
	Aerospace & Defense (1.01%)
50,000	Axon Enterprise, Inc. [1]	9,959,466	41,397,000

	Construction & Engineering (2.62%)
285,000	Quanta Services, Inc.	47,697,751	107,752,800
	Data Processing & Outsourced Services (0.81%)
403,076	SS&C Technologies Holdings, Inc.	10,805,708	33,374,693

	Electrical Components & Equipment (0.83%)
265,000	Vertiv Holdings Co., Cl A	23,133,489	34,028,650

	Environmental & Facilities Services (1.70%)
1,240,418	Rollins, Inc.	15,809,764	69,984,384

	Human Resource & Employment Services (1.76%)
1,303,093	Dayforce, Inc. [1]	51,006,588	72,178,321

	Industrial Machinery & Supplies & Components (0.82%)
190,760	IDEX Corp.	13,439,466	33,491,733

	Research & Consulting Services (7.64%)
200,000	Booz Allen Hamilton Holding Corp.	22,670,902	20,826,000
775,500	TransUnion	32,394,913	68,244,000
721,206	Verisk Analytics, Inc.	17,337,529	224,655,669

		72,403,344	313,725,669

Total Industrials		244,255,576	705,933,250

Information Technology (27.61%)
	Application Software (14.72%)
70,000	Fair Isaac Corp. [1]	26,391,352	127,957,200
1,126,809	Guidewire Software, Inc. [1]	53,919,062	265,307,179
475,000	Procore Technologies, Inc. [1]	34,602,758	32,499,500
228,192	Roper Technologies, Inc.	18,952,931	129,348,353
558,000	Samsara, Inc., Cl A [1]	21,978,038	22,197,240
256,493	ServiceTitan, Inc., Cl A [1]	20,395,336	27,490,920

		176,239,477	604,800,392

	Electronic Components (3.93%)
1,633,000	Amphenol Corp., Cl A	38,430,247	161,258,750

	Internet Services & Infrastructure (0.49%)
69,173	Verisign, Inc.	3,076,958	19,977,162

See Notes to Portfolios of Investments.

Baron Asset Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	IT Consulting & Other Services (7.19%)
730,323	Gartner, Inc. [1]	$14,722,724	$295,211,163

	Systems Software (0.30%)
536,717	SailPoint, Inc. [1,4]	12,344,491	12,269,351

	Technology Distributors (0.98%)
226,363	CDW Corp.	13,601,532	40,426,168

Total Information Technology		258,415,429	1,133,942,986

Real Estate (7.37%)
	Data Center REITs (0.89%)
46,116	Equinix, Inc.	2,965,261	36,683,894

	Health Care REITs (0.56%)
150,000	Welltower, Inc.	19,268,419	23,059,500

	Real Estate Services (5.92%)
496,323	CBRE Group, Inc., Cl A [1]	5,552,581	69,544,779
2,156,930	CoStar Group, Inc. [1]	42,271,713	173,417,172

		47,824,294	242,961,951

Total Real Estate		70,057,974	302,705,345

Total Common Stocks		915,781,406	3,694,798,404

Private Common Stocks (2.36%)

Communication Services (1.63%)
	Movies & Entertainment (1.63%)
197,613	StubHub Holdings, Inc., Cl A [1,3,4,6]	50,000,041	67,166,682

Industrials (0.73%)
	Aerospace & Defense (0.73%)
92,406	Space Exploration Technologies Corp., Cl A [1,3,4,6]	7,115,262	17,095,110
69,932	Space Exploration Technologies Corp., Cl C [1,3,4,6]	5,384,764	12,937,420

Total Industrials		12,500,026	30,032,530

Total Private Common Stocks		62,500,067	97,199,212

Private Preferred Stocks (7.31%)
Communication Services (2.97%)
	Interactive Media & Services (2.97%)
3,341,687	X.AI Holdings Corp., Series B [1,3,4,6]	39,999,993	122,172,077

Industrials (4.34%)
	Aerospace & Defense (4.34%)
96,298	Space Exploration Technologies Corp., Series N [1,3,4,6]	26,000,460	178,151,300

Total Private Preferred Stocks		66,000,453	300,323,377

Principal Amount		Cost	Value
Short-Term Investments (0.55%)
$22,499,577	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $22,501,983; (Fully Collateralized by $22,238,500 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $22,949,638)[5]	$22,499,577	$22,499,577

Total Investments (100.17%)		$1,066,781,503	4,114,820,570

Liabilities Less Cash and Other Assets (-0.17%)			(7,106,235)

Net Assets			$4,107,714,335

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2025, the market value of restricted securities amounted to $397,552,589 or 9.68% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (103.02%)
Communication Services (3.04%)
	Alternative Carriers (3.04%)
5,900,000	Iridium Communications, Inc. [4]	$32,909,785	$178,003,000

Consumer Discretionary (15.79%)
	Apparel, Accessories & Luxury Goods (1.19%)
12,368,569	Figs, Inc., Cl A [1]	87,745,510	69,758,729

	Casinos & Gaming (2.09%)
2,347,802	Red Rock Resorts, Inc., Cl A	61,849,524	122,156,138

	Education Services (0.63%)
300,000	Bright Horizons Family Solutions, Inc. [1]	8,896,554	37,077,000

	Hotels, Resorts & Cruise Lines (6.51%)
3,000,000	Choice Hotels International, Inc. [4]	75,582,685	380,640,000

	Leisure Facilities (5.37%)
2,000,000	Vail Resorts, Inc. [4]	56,102,209	314,260,000

Total Consumer Discretionary		290,176,482	923,891,867

Financials (55.77%)
	Asset Management & Custody Banks (3.15%)
1,237,900	The Carlyle Group, Inc.	25,157,260	63,628,060
1,600,000	Cohen & Steers, Inc.	32,448,956	120,560,000

		57,606,216	184,188,060

	Financial Exchanges & Data (24.38%)
954,000	FactSet Research Systems, Inc.	47,433,577	426,705,120
920,000	Morningstar, Inc.	18,727,699	288,815,600
1,232,000	MSCI, Inc.	22,057,058	710,543,680

		88,218,334	1,426,064,400

	Investment Banking & Brokerage (1.76%)
450,000	Houlihan Lokey, Inc.	19,625,873	80,977,500
350,000	Moelis & Co., Cl A	3,842,331	21,812,000

		23,468,204	102,789,500

	Life & Health Insurance (5.80%)
1,240,000	Primerica, Inc.	25,430,440	339,350,800

	Property & Casualty Insurance (20.68%)
8,425,000	Arch Capital Group Ltd. [1,2]	26,090,376	767,096,250
915,000	Kinsale Capital Group, Inc.	30,088,919	442,768,500

		56,179,295	1,209,864,750

Total Financials		250,902,489	3,262,257,510

Health Care (5.89%)
	Health Care Equipment (3.21%)
350,000	IDEXX Laboratories, Inc. [1]	4,836,201	187,719,000

	Health Care Supplies (0.11%)
1,342,434	Neogen Corp. [1]	17,026,471	6,416,835

	Life Sciences Tools & Services (2.57%)
1,550,000	Bio-Techne Corporation	19,640,392	79,747,500
60,000	Mettler-Toledo International, Inc. [1]	2,742,936	70,483,200

		22,383,328	150,230,700

Total Health Care		44,246,000	344,366,535

Shares		Cost	Value
Common Stocks (continued)
Information Technology (12.15%)
	Application Software (3.51%)
305,000	Clearwater Analytics Holdings, Inc., Cl A [1]	$4,682,009	$6,688,650
845,000	Guidewire Software, Inc. [1]	25,057,001	198,955,250

		29,739,010	205,643,900
	IT Consulting & Other Services (8.64%)
1,250,000	Gartner, Inc. [1]	17,054,725	505,275,000

Total Information Technology		46,793,735	710,918,900

Real Estate (10.38%)
	Other Specialized REITs (3.95%)
4,950,000	Gaming and Leisure Properties, Inc.	97,282,284	231,066,000

	Real Estate Services (6.43%)
4,675,000	CoStar Group, Inc. [1]	19,458,688	375,870,000

Total Real Estate		116,740,972	606,936,000

Total Common Stocks		781,769,463	6,026,373,812

Private Common Stocks (0.01%)
Materials (0.01%)
	Fertilizers & Agricultural Chemicals (0.01%)
422,278	Farmers Business Network, Inc. [1,3,5,7]	16,300,002	785,437

Private Convertible Preferred Stocks (0.00%)
Industrials (0.00%)
	Electrical Components & Equipment (0.00%)
59,407,006	Northvolt AB (Sweden) [1,2,3,5,7]	9,374,989	0

Total Investments (103.03%)		$807,444,454	6,027,159,249

Liabilities Less Cash and Other Assets (-3.03%)			(177,221,400)

Net Assets			$5,849,937,849

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2025, the market value of restricted securities amounted to $785,437 or 0.01% of net assets. See Note 3 regarding Restricted Securities.
[4]	See Note 5 regarding “Affiliated” companies.
[5]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[6]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[7]	Level 3 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (99.28%)
Communication Services (6.05%)
	Advertising (1.23%)
680,000	The Trade Desk, Inc., Cl A [1]	$2,414,000	$48,953,200

	Movies & Entertainment (4.82%)
1,000,000	Liberty Media Corp.-Liberty Formula One, Cl C [1]	15,681,001	104,500,000
500,000	Liberty Media Corporation- Liberty Live Cl C [1]	21,574,666	40,580,000
225,000	Madison Square Garden Sports Corp. [1]	8,416,557	47,013,750

		45,672,224	192,093,750

Total Communication Services		48,086,224	241,046,950

Consumer Discretionary (15.36%)
	Automotive Parts & Equipment (0.16%)
3,250,000	Holley, Inc. [1]	15,612,642	6,500,000

	Casinos & Gaming (4.99%)
875,000	DraftKings, Inc., Cl A [1]	11,187,787	37,528,750
3,100,000	Red Rock Resorts, Inc., Cl A	91,485,805	161,293,000

		102,673,592	198,821,750

	Education Services (2.25%)
725,000	Bright Horizons Family Solutions, Inc. [1]	31,922,423	89,602,750

	Home Improvement Retail (0.86%)
450,000	Floor & Decor Holdings, Inc., Cl A [1]	14,749,690	34,182,000

	Homebuilding (1.59%)
350,000	Installed Building Products, Inc.	13,854,997	63,112,000

	Leisure Facilities (3.15%)
1,150,000	Planet Fitness, Inc., Cl A [1]	47,029,230	125,407,500

	Restaurants (2.36%)
1,500,000	The Cheesecake Factory, Inc.	35,203,844	93,990,000

Total Consumer Discretionary		261,046,418	611,616,000

Consumer Staples (2.13%)
	Personal Care Products (2.13%)
1,125,000	Oddity Tech Ltd., Cl A [1,2]	41,428,946	84,903,750

Financials (11.74%)
	Asset Management & Custody Banks (0.64%)
2,200,000	GCM Grosvenor, Inc., Cl A	24,429,527	25,432,000

	Insurance Brokers (3.23%)
3,000,000	Baldwin Insurance Group, Inc. Cl A [1]	46,953,071	128,430,000

	Investment Banking & Brokerage (2.26%)
500,000	Houlihan Lokey, Inc.	23,001,811	89,975,000

	Property & Casualty Insurance (5.16%)
425,000	Kinsale Capital Group, Inc.	59,991,814	205,657,500

	Transaction & Payment Processing Services (0.45%)
3,750,000	Repay Holdings Corporation [1]	32,041,410	18,075,000

Total Financials		186,417,633	467,569,500

Shares		Cost	Value
Common Stocks (continued)
Health Care (8.93%)
	Health Care Equipment (1.33%)
325,000	DexCom, Inc. [1]	$1,077,650	$28,369,250
190,000	Inspire Medical Systems, Inc. [1]	9,493,280	24,656,300

		10,570,930	53,025,550

	Health Care Services (1.85%)
600,000	Hinge Health, Inc., Cl A [1]	20,066,580	31,050,000
750,000	RadNet, Inc. [1]	44,042,531	42,682,500

		64,109,111	73,732,500

	Health Care Supplies (0.66%)
5,500,000	Neogen Corp. [1]	58,747,291	26,290,000

	Life Sciences Tools & Services (3.11%)
650,000	ICON plc [1,2]	27,743,341	94,542,500
25,000	Mettler-Toledo International, Inc. [1]	1,205,243	29,368,000

		28,948,584	123,910,500
	Managed Health Care (1.98%)
750,000	HealthEquity, Inc. [1]	12,292,452	78,570,000

Total Health Care		174,668,368	355,528,550

Industrials (33.01%)
	Aerospace & Defense (7.05%)
850,000	Karman Holdings, Inc. [1]	22,158,746	42,814,500
2,500,000	Kratos Defense & Security Solutions, Inc. [1]	40,962,927	116,125,000
80,000	TransDigm Group, Inc. [1]	0	121,651,200

		63,121,673	280,590,700

	Building Products (1.28%)
2,750,000	Janus International Group, Inc. [1]	25,953,585	22,385,000
525,000	Trex Co., Inc. [1]	18,023,818	28,549,500

		43,977,403	50,934,500

	Diversified Support Services (2.20%)
5,000,000	Driven Brands Holdings, Inc. [1]	90,115,067	87,800,000

	Electrical Components & Equipment (7.25%)
2,250,000	Vertiv Holdings Co., Cl A	22,895,973	288,922,500

	Environmental & Facilities Services (1.05%)
225,000	Waste Connections, Inc. [2]	9,825,000	42,012,000

	Human Resource & Employment Services (2.89%)
950,000	Dayforce, Inc. [1]	29,430,554	52,620,500
3,750,000	First Advantage Corp. [1]	60,629,977	62,287,500

		90,060,531	114,908,000

	Industrial Machinery & Supplies & Components (8.07%)
625,000	Chart Industries, Inc. [1]	90,564,202	102,906,250
200,000	Enpro, Inc.	34,459,729	38,310,000
700,000	JBT Marel Corp.	63,192,030	84,182,000
250,000	RBC Bearings, Inc. [1]	27,992,037	96,200,000

		216,207,998	321,598,250

See Notes to Portfolios of Investments.

Baron Small Cap Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Industrials (continued)
	Research & Consulting Services (0.56%)
300,000	Exponent, Inc.	$22,851,915	$22,413,000

	Trading Companies & Distributors (2.66%)
875,000	SiteOne Landscape Supply, Inc. [1]	33,566,364	105,822,500

Total Industrials		592,621,924	1,315,001,450

Information Technology (21.25%)
	Application Software (10.15%)
3,000,000	Clearwater Analytics Holdings, Inc., Cl A [1]	55,554,793	65,790,000
875,000	Guidewire Software, Inc. [1]	22,262,486	206,018,750
1,700,000	Intapp, Inc. [1]	66,231,698	87,754,000
1,600,000	nCino, Inc. [1]	51,018,174	44,752,000

		195,067,151	404,314,750

	Electronic Equipment & Instruments (2.56%)
1,900,000	Cognex Corp.	39,755,701	60,268,000
600,000	PAR Technology Corp. [1]	41,297,701	41,622,000

		81,053,402	101,890,000

	IT Consulting & Other Services (6.91%)
1,375,000	ASGN, Inc. [1]	29,684,666	68,653,750
425,000	Gartner, Inc. [1]	5,502,186	171,793,500
3,000,000	Grid Dynamics Holdings, Inc. [1]	36,322,597	34,650,000

		71,509,449	275,097,250

	Semiconductors (0.53%)
6,000,000	indie Semiconductor, Inc., Cl A [1]	37,247,069	21,360,000

	Systems Software (1.10%)
1,000,000	JFrog Ltd. [1,2]	31,388,826	43,880,000

Total Information Technology		416,265,897	846,542,000

Materials (0.81%)
	Specialty Chemicals (0.81%)
1,000,000	Avient Corp.	29,173,594	32,310,000

Total Common Stocks		1,749,709,004	3,954,518,200

Principal Amount		Cost	Value
Short-Term Investments (0.73%)
$28,986,098	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $28,989,198; (Fully Collateralized by $22,846,600 U.S. Treasury Inflation-Indexed Note, 0.375% due 7/15/2027 Market value – $29,565,978)[3]	$28,986,098	$28,986,098

Total Investments (100.01%)		$1,778,695,102	3,983,504,298

Liabilities Less Cash and Other Assets (-0.01%)			(534,583)

Net Assets			$3,982,969,715

%	Represents percentage of net assets.
1	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (93.57%)
Communication Services (13.01%)
	Advertising (2.33%)
536,010	The Trade Desk, Inc., Cl A [1]	$30,344,784	$38,587,360

	Interactive Media & Services (5.23%)
117,100	Meta Platforms, Inc., Cl A	22,349,489	86,430,339

	Movies & Entertainment (5.45%)
117,400	Spotify Technology SA [1,2]	34,018,492	90,085,716

Total Communication Services		86,712,765	215,103,415

Consumer Discretionary (13.03%)
	Automobile Manufacturers (4.60%)
239,200	Tesla, Inc. [1]	15,546,000	75,984,272

	Broadline Retail (6.44%)
485,500	Amazon.com, Inc. [1]	29,742,116	106,513,845

	Casinos & Gaming (1.05%)
405,000	DraftKings, Inc., Cl A [1]	12,760,168	17,370,450

	Education Services (0.94%)
37,900	Duolingo, Inc. [1]	7,656,708	15,539,758

Total Consumer Discretionary		65,704,992	215,408,325

Financials (5.80%)
	Investment Banking & Brokerage (1.74%)
76,500	LPL Financial Holdings, Inc.	25,609,841	28,685,205

	Transaction & Payment Processing Services (4.06%)
56,400	Mastercard, Incorporated, Cl A	12,019,014	31,693,416
99,800	Visa, Inc., Cl A	15,336,164	35,433,990

		27,355,178	67,127,406

Total Financials		52,965,019	95,812,611

Health Care (8.33%)
	Biotechnology (2.84%)
237,000	Arcellx, Inc. [1]	15,380,413	15,606,450
56,739	argenx SE, ADR [1,2]	5,316,767	31,275,671

		20,697,180	46,882,121

	Health Care Equipment (1.35%)
41,105	Intuitive Surgical, Inc. [1]	4,585,816	22,336,868
	Health Care Services (0.94%)
301,785	Hinge Health, Inc., Cl A [1]	10,440,040	15,617,374

	Life Sciences Tools & Services (0.90%)
280,000	Exact Sciences Corp. [1,4]	15,067,363	14,879,200

	Pharmaceuticals (2.30%)
48,700	Eli Lilly & Co.	37,583,190	37,963,111

Total Health Care		88,373,589	137,678,674

Shares		Cost	Value
Common Stocks (continued)
Industrials (0.57%)
	Construction & Engineering (0.57%)
25,000	Quanta Services, Inc.	$6,003,860	$9,452,000

Information Technology (50.57%)
	Application Software (6.48%)
113,400	Atlassian Corp., Cl A [1,2]	20,207,830	23,030,406
267,500	Gitlab, Inc., Cl A [1,4]	11,041,618	12,066,925
95,600	Guidewire Software, Inc. [1]	2,392,143	22,509,020
621,900	Samsara, Inc., Cl A [1]	20,712,062	24,739,182
24,100	ServiceNow, Inc. [1,4]	3,170,684	24,776,728

		57,524,337	107,122,261

	Electronic Equipment & Instruments (0.83%)
196,898	PAR Technology Corp. [1]	10,949,943	13,658,814

	Internet Services & Infrastructure (3.08%)
642,000	GDS Holdings Ltd., ADR [1,2]	11,352,830	19,625,940
272,100	Shopify, Inc., Cl A [1,2]	11,380,866	31,386,735

		22,733,696	51,012,675

	IT Consulting & Other Services (1.59%)
64,887	Gartner, Inc. [1]	805,042	26,228,623

	Semiconductor Materials & Equipment (0.95%)
57,000	Nova Ltd. [1,2]	11,343,542	15,686,400

	Semiconductors (22.16%)
373,200	Broadcom, Inc.	51,778,991	102,872,580
5,945,971	indie Semiconductor, Inc., Cl A [1]	33,181,703	21,167,657
24,000	Monolithic Power Systems, Inc.	13,955,429	17,553,120
1,241,100	NVIDIA Corp.	7,126,300	196,081,389
126,700	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	15,332,239	28,696,283

		121,374,662	366,371,029

	Systems Software (15.48%)
151,500	Cloudflare, Inc., Cl A [1,4]	8,944,064	29,668,245
52,800	CyberArk Software Ltd. [1,2]	17,754,630	21,483,264
204,500	Datadog, Inc., Cl A [1,4]	19,569,548	27,470,485
254,000	Microsoft Corporation	27,363,758	126,342,140
112,100	Snowflake, Inc., Cl A [1,4]	18,674,243	25,084,617
82,500	Zscaler, Inc. [1]	15,575,854	25,900,050

		107,882,097	255,948,801

Total Information Technology		332,613,319	836,028,603

Real Estate (2.26%)
	Real Estate Services (2.26%)
465,130	CoStar Group, Inc. [1]	23,649,851	37,396,452

Total Common Stocks		656,023,395	1,546,880,080

See Notes to Portfolios of Investments.

Baron Opportunity Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2025

Shares		Cost	Value
Private Common Stocks (2.47%)
Communication Services (0.31%)
	Interactive Media & Services (0.31%)
138,812	X.AI Holdings Corp., Cl A [1,3,4,6]	$5,000,000	$5,074,528

Industrials (2.14%)
	Aerospace & Defense (2.14%)
107,376	Space Exploration Technologies Corp., Cl A [1,3,4,6]	5,043,029	19,864,560
83,588	Space Exploration Technologies Corp., Cl C [1,3,4,6]	10,957,102	15,463,780

		16,000,131	35,328,340

	Passenger Ground Transportation (0.00%)^
3,571	GM Cruise Holdings LLC, Cl B [1,3,4,6]	103,563	3,571

Total Industrials		16,103,694	35,331,911

Materials (0.02%)
	Fertilizers & Agricultural Chemicals (0.02%)
182,067	Farmers Business Network, Inc. [1,3,4,6]	2,394,652	338,645

Total Private Common Stocks		23,498,346	40,745,084

Private Convertible Preferred Stocks (0.16%)
Materials (0.16%)
	Fertilizers & Agricultural Chemicals (0.16%)
37,254	Farmers Business Network, Inc. Series F, [1,3,4,6]	4,855,355	684,729
615,761	Farmers Business Network, Inc., Units [1,3,4,6]	615,761	2,081,272

Total Private Convertible Preferred Stocks		5,471,116	2,766,001

Private Preferred Stocks (3.11%)
Communication Services (1.02%)
	Interactive Media & Services (1.02%)
461,893	X.AI Holdings Corp., Series C [1,3,4,6]	9,999,983	16,886,808

Industrials (2.09%)
	Aerospace & Defense (2.07%)
18,519	Space Exploration Technologies Corp., Series N [1,3,4,6]	5,000,130	34,260,150

	Passenger Ground Transportation (0.02%)
266,956	GM Cruise Holdings LLC, Cl G [1,3,4,6]	7,034,291	266,956

Total Industrials		12,034,421	34,527,106

Total Private Preferred Stocks		22,034,404	51,413,914

Principal Amount		Cost	Value
Short-Term Investments (0.70%)
$11,456,730	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $11,457,955; (Fully Collateralized by $11,323,800 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $11,685,920)[5]	$11,456,730	$11,456,730

Total Investments (100.01%)		$718,483,991	1,653,261,809

Liabilities Less Cash and Other Assets (-0.01%)			(125,505)

Net Assets			$1,653,136,304

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	At June 30, 2025, the market value of restricted securities amounted to $94,924,999 or 5.74% of net assets. See Note 3 regarding Restricted Securities.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
^	Rounds to less than 0.01%.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (97.21%)
Communication Services (14.17%)
	Advertising (2.24%)
229,170	The Trade Desk, Inc., Cl A [1]	$12,756,959	$16,497,948

	Interactive Media & Services (11.93%)
126,083	Alphabet, Inc., Cl A	19,170,322	22,219,607
89,102	Meta Platforms Inc., Cl A	6,261,802	65,765,295

		25,432,124	87,984,902

Total Communication Services		38,189,083	104,482,850

Consumer Discretionary (20.22%)
	Automobile Manufacturers (3.20%)
74,227	Tesla, Inc. [1]	16,024,679	23,578,949

	Automotive Parts & Equipment (0.99%)
407,843	Mobileye Global, Inc., Cl A [1]	7,634,895	7,333,017

	Broadline Retail (16.03%)
284,121	Amazon.com, Inc. [1]	2,673,396	62,333,306
644,327	Coupang, Inc. [1]	11,478,357	19,304,037
13,982	MercadoLibre, Inc. [1]	9,633,147	36,543,775

		23,784,900	118,181,118

Total Consumer Discretionary		47,444,474	149,093,084

Financials (6.64%)
	Asset Management & Custody Banks (2.53%)
140,530	KKR & Co., Inc.	17,320,468	18,694,706

	Transaction & Payment Processing Services (4.11%)
8,265	Adyen N.V., 144A (Netherlands) [1,2,5]	7,869,686	15,178,979
222,325	Block, Inc. [1]	13,682,487	15,102,537

		21,552,173	30,281,516

Total Financials		38,872,641	48,976,222

Health Care (10.73%)
	Biotechnology (2.39%)
31,913	argenx SE, ADR [1,2]	10,452,575	17,591,084

	Health Care Equipment (3.20%)
43,393	Intuitive Surgical, Inc. [1]	5,068,231	23,580,190

	Health Care Technology (1.16%)
29,805	Veeva Systems, Inc., Cl A [1]	1,809,733	8,583,244

	Life Sciences Tools & Services (1.56%)
4,609	GRAIL, Inc. [1,4]	28,246	236,995
118,245	Illumina, Inc. [1]	10,231,429	11,281,755

		10,259,675	11,518,750

	Pharmaceuticals (2.42%)
22,864	Eli Lilly & Co.	18,679,159	17,823,174

Total Health Care		46,269,373	79,096,442

Shares		Cost	Value
Common Stocks (continued)
Information Technology (45.45%)
	Application Software (8.99%)
64,528	Atlassian Corp., Cl A [1,2]	$11,642,822	$13,104,992
129,565	Gitlab, Inc., Cl A [1,4]	6,893,161	5,844,677
615,953	Samsara, Inc., Cl A [1]	23,544,827	24,502,610
22,215	ServiceNow, Inc. [1,4]	6,286,237	22,838,797

		48,367,047	66,291,076

	Internet Services & Infrastructure (7.28%)
465,239	Shopify, Inc., Cl A [1,2]	18,967,592	53,665,319

	Semiconductor Materials & Equipment (2.42%)
22,279	ASML Holding N.V. [2]	3,361,032	17,854,168

	Semiconductors (15.01%)
519,452	NVIDIA Corp.	6,777,240	82,068,221
126,512	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	22,809,901	28,653,703

		29,587,141	110,721,924

	Systems Software (11.75%)
136,622	Cloudflare, Inc., Cl A [1,4]	10,915,869	26,754,686
26,917	Crowdstrike Holdings, Inc., Cl A [1]	1,113,716	13,709,097
167,782	Datadog, Inc., Cl A [1,4]	11,033,720	22,538,156
105,702	Snowflake, Inc., Cl A [1,4]	13,141,494	23,652,937

		36,204,799	86,654,876

Total Information Technology		136,487,611	335,187,363

Total Common Stocks		307,263,182	716,835,961

Private Common Stocks (1.34%)
Industrials (1.34%)
	Aerospace & Defense (1.34%)
41,330	Space Exploration Technologies Corp., Cl A [1,3,4,6]	1,932,253	7,646,050
12,240	Space Exploration Technologies Corp., Cl C [1,3,4,6]	567,691	2,264,400

Total Private Common Stocks		2,499,944	9,910,450

Private Preferred Stocks (0.82%)
Communication Services (0.80%)
	Interactive Media & Services (0.80%)
161,662	X.AI Holdings Corp., Series C [1,3,4,6]	3,499,982	5,910,363

Industrials (0.02%)
	Passenger Ground Transportation (0.02%)
133,288	GM Cruise Holdings LLC, Cl G [1,3,4,6]	3,512,139	133,288

Total Private Preferred Stocks		7,012,121	6,043,651

See Notes to Portfolios of Investments.

Baron Fifth Avenue Growth Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2025

Principal Amount		Cost	Value
Short-Term Investments (0.62%)
$4,530,582	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $4,531,066; (Fully Collateralized by $4,478,100 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $4,621,392)[5]	$4,530,582	$4,530,582

Total Investments (99.99%)		$321,305,829	737,320,644

Cash and Other Assets Less Liabilities (0.01%)			86,096

Net Assets			$737,406,740

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]

At June 30, 2025, the market value of restricted securities, excluding Rule 144A securities as separately described below, amounted to $15,954,101 or 2.16% of net assets. See Note 3 regarding Restricted Securities.

[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI (unaudited).
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
[6]	Level 3 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.
144A

Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At June 30, 2025, the market value of Rule 144A securities amounted to $15,178,979 or 2.06% of net assets.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (91.10%)
Communication Services (4.08%)
	Movies & Entertainment (4.08%)
185,000	Liberty Media Corporation- Liberty Formula One, Cl A [1]	$5,408,362	$17,567,600
700,000	Liberty Media Corporation- Liberty Live Cl C [1]	24,701,179	56,812,000

Total Communication Services		30,109,541	74,379,600

Consumer Discretionary (13.26%)
	Apparel, Accessories & Luxury Goods (1.00%)
1,500,000	Brunello Cucinelli SpA, ADR [2]	15,407,115	18,210,443

	Casinos & Gaming (5.83%)
1,350,000	DraftKings, Inc., Cl A [1]	27,587,745	57,901,500
300,000	Red Rock Resorts, Inc., Cl A	9,685,392	15,609,000
350,000	Wynn Resorts Ltd.	26,407,091	32,784,500

		63,680,228	106,295,000

	Footwear (1.00%)
350,000	On Holding AG, Cl A [1,2]	7,945,300	18,217,500

	Home Improvement Retail (1.25%)
300,000	Floor & Decor Holdings, Inc., Cl A [1]	9,074,454	22,788,000

	Restaurants (4.18%)
200,000	Texas Roadhouse, Inc.	17,901,519	37,482,000
115,000	Wingstop, Inc.	27,352,161	38,725,100

		45,253,680	76,207,100

Total Consumer Discretionary		141,360,777	241,718,043

Financials (4.15%)
	Insurance Brokers (1.51%)
785,000	TWFG, Inc. [1]	16,660,641	27,475,000
	Property & Casualty Insurance (2.64%)
550,000	Ategrity Specialty Insurance Company Holdings [1]	9,452,264	11,836,000
75,000	Kinsale Capital Group, Inc.	3,355,498	36,292,500

		12,807,762	48,128,500

Total Financials		29,468,403	75,603,500

Health Care (17.80%)
	Biotechnology (0.59%)
163,217	Arcellx, Inc. [1]	10,919,478	10,747,840
	Health Care Equipment (5.72%)
224,000	Inspire Medical Systems, Inc. [1]	41,691,816	29,068,480
246,000	Integer Holdings Corp. [1]	29,881,743	30,250,620
267,000	Masimo Corp. [1]	36,952,018	44,914,740

		108,525,577	104,233,840

	Health Care Supplies (1.60%)
683,302	Establishment Labs Holdings, Inc. [1,2]	34,613,067	29,183,828
	Life Sciences Tools & Services (9.89%)
1,820,437	CareDx, Inc. [1,4]	22,142,672	35,571,339
1,132,600	Exact Sciences Corp. [1,4]	54,495,003	60,186,364
206,053	Repligen Corp. [1]	30,907,317	25,628,872
1,281,429	Stevanato Group SpA [2]	32,667,703	31,305,310
151,139	Tempus AI, Inc., Cl A [1]	4,329,524	9,603,372
668,790	Veracyte, Inc. [1,4]	17,030,107	18,077,394

		161,572,326	180,372,651

Total Health Care		315,630,448	324,538,159

Shares		Cost	Value
Common Stocks (continued)
Industrials (19.68%)
	Aerospace & Defense (10.37%)
913,109	Karman Holdings, Inc. [1]	$25,983,101	$45,993,300
1,407,158	Kratos Defense & Security Solutions, Inc. [1]	16,499,474	65,362,489
327,000	Loar Holdings, Inc. [1]	20,780,364	28,177,590
920,380	Mercury Systems, Inc. [1]	33,144,240	49,571,667

		96,407,179	189,105,046

	Building Products (1.04%)
350,000	Trex Co., Inc. [1]	16,554,899	19,033,000

	Environmental & Facilities Services (2.48%)
2,063,493	Montrose Environmental Group, Inc. [1,3]	43,484,066	45,169,862

	Industrial Machinery & Supplies & Components (3.80%)
200,000	Chart Industries, Inc. [1]	26,265,365	32,930,000
375,000	Enerpac Tool Group Corp.	14,358,665	15,210,000
55,000	RBC Bearings, Inc. [1]	11,183,890	21,164,000

		51,807,920	69,304,000
	Trading Companies & Distributors (1.99%)
300,000	SiteOne Landscape Supply, Inc. [1]	26,536,239	36,282,000

Total Industrials		234,790,303	358,893,908

Information Technology (31.16%)
	Application Software (13.19%)
1,150,000	Alkami Technology, Inc. [1]	27,106,934	34,661,000
1,250,000	Clearwater Analytics Holdings, Inc., Cl A [1]	21,105,563	27,412,500
696,171	Gitlab, Inc., Cl A [1,4]	26,672,136	31,404,274
235,357	Guidewire Software, Inc. [1]	18,259,547	55,414,805
550,000	Intapp, Inc. [1]	21,877,328	28,391,000
375,000	Procore Technologies, Inc. [1]	24,508,547	25,657,500
350,000	ServiceTitan, Inc., Cl A [1]	32,982,419	37,513,000

		172,512,474	240,454,079

	Electronic Equipment & Instruments (6.31%)
275,321	Advanced Energy Industries, Inc.	17,644,532	36,480,032
232,550	Novanta, Inc. [1,2]	27,085,649	29,982,672
700,000	PAR Technology Corp. [1]	21,961,338	48,559,000

		66,691,519	115,021,704

	Semiconductor Materials & Equipment (0.57%)
38,129	Nova Ltd. [1,2]	859,008	10,493,101

	Semiconductors (2.82%)
8,518,882	indie Semiconductor, Inc., Cl A [1]	44,474,634	30,327,220
98,600	SiTime Corp. [1]	12,723,559	21,009,688

		57,198,193	51,336,908

See Notes to Portfolios of Investments.

Baron Discovery Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED) (CONTINUED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (continued)
Information Technology (continued)
	Systems Software (8.27%)
130,200	CyberArk Software Ltd. [1,2]	$16,265,834	$52,975,776
760,775	Dynatrace, Inc. [1,4]	24,396,261	42,002,388
1,775,000	SentinelOne, Inc., Cl A [1]	29,985,343	32,447,000
461,000	Varonis Systems, Inc. [1]	9,834,763	23,395,750

		80,482,201	150,820,914

Total Information Technology		377,743,395	568,126,706

Real Estate (0.97%)
	Multi-Family Residential REITs (0.97%)
1,000,000	Independence Realty Trust, Inc.	20,056,917	17,690,000

Total Common Stocks		1,149,159,784	1,660,949,916

Principal Amount
Short-Term Investments (7.25%)

$132,060,325	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $132,074,448; (Fully Collateralized by $130,527,800 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $134,701,638)[5]	132,060,325	132,060,325

Total Investments (98.35%)		$1,281,220,109	1,793,010,241

Cash and Other Assets Less Liabilities (1.65%)			30,171,400

Net Assets			$1,823,181,641

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	See Note 5 regarding “Affiliated” companies.
[4]	The Adviser has reclassified/classified certain securities in or out of this sub-industry. Such reclassifications/classifications are not supported by S&P or MSCI.
[5]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Durable Advantage Fund

PORTFOLIO OF INVESTMENTS (UNAUDITED)

JUNE 30, 2025

Shares		Cost	Value
Common Stocks (99.30%)
Communication Services (12.28%)
	Interactive Media & Services (12.28%)
116,092	Alphabet, Inc., Cl C	$15,513,532	$20,593,560
57,053	Meta Platforms Inc., Cl A	17,492,254	42,110,249

Total Communication Services		33,005,786	62,703,809

Consumer Discretionary (8.65%)
	Broadline Retail (6.96%)
161,969	Amazon.com, Inc. [1]	23,545,746	35,534,379

	Restaurants (1.69%)
46,001	Texas Roadhouse, Inc.	7,914,962	8,621,047

Total Consumer Discretionary		31,460,708	44,155,426

Consumer Staples (1.23%)
	Consumer Staples Merchandise Retail (1.23%)
6,349	Costco Wholesale Corp.	3,325,828	6,285,129

Financials (32.24%)
	Asset Management & Custody Banks (5.84%)
94,599	Blackstone, Inc.	10,776,992	14,150,119
253,265	Brookfield Corp., Cl A [2]	9,805,361	15,664,440

		20,582,353	29,814,559

	Diversified Financial Services (3.11%)
111,830	Apollo Global Management, Inc.	11,700,402	15,865,322

	Financial Exchanges & Data (11.23%)
41,429	CME Group, Inc.	9,296,111	11,418,661
32,029	Moody’s Corp.	11,398,217	16,065,426
16,256	MSCI, Inc.	7,988,861	9,375,486
38,811	S&P Global, Inc.	15,626,793	20,464,652

		44,309,982	57,324,225

	Investment Banking & Brokerage (3.49%)
47,584	LPL Financial Holdings, Inc.	12,563,197	17,842,572

	Property & Casualty Insurance (1.57%)
88,182	Arch Capital Group Ltd. [1,2]	5,523,457	8,028,971

	Transaction & Payment Processing Services (7.00%)
24,121	Mastercard, Incorporated, Cl A	9,801,507	13,554,555
62,415	Visa, Inc., Cl A	15,919,404	22,160,446

		25,720,911	35,715,001

Total Financials		120,400,302	164,590,650

Health Care (4.82%)
	Life Sciences Tools & Services (4.82%)
49,136	Danaher Corp.	11,105,723	9,706,326
4,318	Mettler-Toledo International, Inc. [1]	5,274,877	5,072,441
24,266	Thermo Fisher Scientific, Inc.	12,344,889	9,838,892

Total Health Care		28,725,489	24,617,659

Industrials (5.57%)
	Aerospace & Defense (5.57%)
63,732	HEICO Corp., Cl A	9,083,174	16,490,655
7,844	TransDigm Group, Inc. [1]	10,805,327	11,927,900

Total Industrials		19,888,501	28,418,555

Shares		Cost	Value
Common Stocks (continued)
Information Technology (30.79%)
	Application Software (3.13%)
20,283	Intuit, Inc.	$10,951,779	$15,975,499

	Electronic Components (1.07%)
55,623	Amphenol Corp., Cl A	3,538,949	5,492,771

	Semiconductors (21.20%)
102,986	Broadcom, Inc.	13,807,221	28,388,091
24,555	Monolithic Power Systems, Inc.	13,272,290	17,959,036
228,416	NVIDIA Corp.	12,523,204	36,087,444
113,945	Taiwan Semiconductor Manufacturing Co., Ltd., ADR [2]	15,262,651	25,807,403

		54,865,366	108,241,974

	Systems Software (5.39%)
55,304	Microsoft Corporation	17,392,273	27,508,763

Total Information Technology		86,748,367	157,219,007

Real Estate (3.72%)
	Health Care REITs (1.77%)
58,760	Welltower, Inc.	7,762,320	9,033,175

	Real Estate Services (1.95%)
124,189	CoStar Group, Inc. [1]	10,849,188	9,984,795

Total Real Estate		18,611,508	19,017,970

Total Common Stocks		342,166,489	507,008,205

Principal Amount
Short-Term Investments (0.62%)
$3,141,355	Repurchase Agreement with Fixed Income Clearing Corp., dated 6/30/2025, 3.85% due 7/1/2025; Proceeds at maturity $3,141,691; (Fully Collateralized by $3,104,900 U.S. Treasury Note, 4.375% due 7/15/2027 Market value – $3,204,183)[3]	3,141,355	3,141,355

Total Investments (99.92%)		$345,307,844	510,149,560

Cash and Other Assets Less Liabilities (0.08%)			412,156

Net Assets			$510,561,716

%	Represents percentage of net assets.
[1]	Non-income producing securities.
[2]	Foreign corporation.
[3]	Level 2 security. See Note 4 regarding Fair Value Measurements.
ADR	American Depositary Receipt.

All securities are Level 1, unless otherwise noted.

See Notes to Portfolios of Investments.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Baron Investment Funds Trust (the Trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company established as a Massachusetts business trust on February 19, 1987. The Trust currently offers seven series (individually, a Fund and collectively, the Funds): Baron Asset Fund, Baron Growth Fund, Baron Small Cap Fund, Baron Opportunity Fund, Baron Fifth Avenue Growth Fund, Baron Discovery Fund, and Baron Durable Advantage Fund.

Each Fund offers Retail Shares, Institutional Shares, and R6 Shares. Each class of shares differs only in its ongoing fees, expenses, and eligibility requirements. Each class of shares has equal rights to earnings and assets, except that each class bears different expenses for distribution and shareholder servicing. Each Fund’s investment income, realized and unrealized gains or losses on investments and foreign currency, and expenses other than those attributable to a specific class are allocated to each class based on its relative net assets. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

Each Fund is diversified. The investment goals of the Funds are as follows:

Baron Asset Fund seeks capital appreciation through long-term investments primarily in securities of medium-sized companies with undervalued assets or favorable growth prospects.

Baron Growth Fund seeks capital appreciation through long-term investments primarily in securities of small-sized growth companies.

Baron Small Cap Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Opportunity Fund seeks capital appreciation through investments primarily in growth companies that benefit from technology advances.

Baron Fifth Avenue Growth Fund seeks capital appreciation through investments primarily in securities of large-sized growth companies.

Baron Discovery Fund seeks capital appreciation through investments primarily in securities of small-sized growth companies.

Baron Durable Advantage Fund seeks capital appreciation through long-term investments primarily in securities of large-sized companies.

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS

The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The Trust is an investment company and therefore follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.

a) Net Asset Value. The Funds’ share prices or net asset values (NAV) are calculated as of the scheduled close of the regular trading session (usually 4 p.m. E.T. or such other time as of which the Funds’ NAVs are calculated (the NAV Calculation Time)) on the New York Stock Exchange (the Exchange) on any day the Exchange is scheduled to be open. The NAV per share of a class is determined by dividing the value of the total assets less all liabilities, of the Fund represented by such class, by the total number of Fund shares of such class outstanding.

b) Security Valuation. Portfolio securities traded on any national stock exchange are valued based on the last sale price on the exchange where such shares are principally traded. For securities traded on NASDAQ, the Funds use the NASDAQ Official Closing Price. If there are no sales on a given day, the value of the security may be the average of the most recent bid and asked quotations on such exchange or the last sale price from a prior day. Where market quotations are not readily available, or, if in BAMCO, Inc.’s (the Adviser) judgment, they do not accurately reflect the fair value of a security, or an event occurs after the market close but before the Funds are priced that materially affects the value of a security, the security will be valued by the Adviser using policies and procedures approved by the Board of Trustees (the Board). The Board has designated the Adviser to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Adviser has a Fair Valuation Committee (the Committee) comprised of senior management representatives and the Committee reports to the Board every quarter. Accordingly, the Committee may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Adviser’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

U.S. Government obligations, money market instruments, and other debt instruments held by the Funds with a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates fair value, unless an independent pricing service provides a valuation for such security or in the opinion of the Board or the Committee, the amortized cost method would not represent fair value. Debt instruments having a greater remaining maturity will be valued on the basis of prices obtained from a pricing service approved by the Board or at the mean of the bid and ask prices from the dealer maintaining an active market in that security. The value of the Funds’ investments in convertible bonds/convertible preferred stocks is determined primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Other inputs used by an independent pricing service to value convertible bonds/convertible preferred stocks generally include underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information which may include benchmark curves, trade execution data, sensitivity analysis, when available, or an estimated value calculated based on the price of the underlying common share on the valuation date adjusted for accrued and unpaid dividends. Open-end investment companies, including securities lending collateral invested in registered investment company money market funds, are valued at their NAV each day.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES AND INVESTMENT RISKS (Continued)

Non-U.S. equity securities traded on foreign securities exchanges are generally valued using an independent pricing vendor that provides daily fair value adjustment factors based on information such as local closing price, relevant general and sector indexes, currency fluctuations, and depositary receipts, as applicable. Securities valued using such adjustment factors are classified as Level 2 in the fair value hierarchy. The models of the independent pricing vendor generate an adjustment factor for each security, which is applied to the local closing price to adjust it for post-closing market movements up to the time the Funds are valued and translated into U.S. dollars. If the vendor does not provide an adjustment factor for a security, the security is valued based on its most recent local closing price and translated into U. S. dollars. The Adviser may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open. Other mutual funds may adjust the prices of their securities by different amounts.

c) Foreign Currency Translations. The accounting records of the Funds are maintained in U.S. dollars. Values of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the price of such currencies at the NAV Calculation Time. Purchases and sales of investments and dividend income are converted at the prevailing rate of exchange on the respective dates of such transactions. Net realized and change in net unrealized gain or loss on foreign currency transactions includes gain (loss) arising from the fluctuation in the exchange rates between trade and settlement dates on security transactions and currency gain (loss) between the accrual and payment dates on dividends and foreign withholding taxes. The Funds do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included with the net realized and change in net unrealized gain or loss from investments and foreign currency translations. The Funds may invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.

d) Securities Lending. The Funds may lend securities to certain brokers under the terms of a master netting agreement. Upon such loans, the Funds receive collateral which is maintained by the custodian. The Funds may pay fees to the custodian for administering the securities lending program. The Funds earn interest on such collateral and earn income in the form of negotiated lenders’ fees. Securities loaned are required to be secured at all times by collateral equal to at least 102% of the market value of the securities loaned. Risks may arise upon entering into securities lending to the extent that the value of the collateral is less than the value of the securities loaned due to the changes in the value of collateral or the loaned securities. The collateral is marked-to-market daily and settled on the next business day. The Funds may receive collateral in the form of cash or other eligible securities, such as a letter of credit issued by a U.S. bank or securities issued or guaranteed by the U.S. government. Securities purchased with cash collateral are subject to the risks inherent in investing in these securities.

There were no securities on loan at June 30, 2025.

e) Repurchase Agreements. The Funds may invest in repurchase agreements, which are short term investments whereby the Funds acquire ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price. When entering into repurchase agreements, it is the Funds’ policy that their custodian take possession of the underlying collateral securities, the market value of which, at all times, equals at least 102% of the principal amount of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. The information required to be disclosed by GAAP for the Funds’ investments in repurchase agreements at June 30, 2025, including the fair value of the repurchase agreement and the amount of collateral, can be found in each respective Fund’s Portfolio of Investments.

3. RESTRICTED SECURITIES

At June 30, 2025, investments in securities included securities that are restricted and/or illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale and are valued pursuant to the policies and procedures for fair value pricing approved by the Board. An illiquid investment is any investment that the Funds reasonably expect cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, as determined pursuant to the provisions of SEC Rule 22e – 4 (the Liquidity Rule) governing classification of portfolio securities. The Funds may receive more or less than this valuation in an actual sale and that difference could be material.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. RESTRICTED SECURITIES (Continued)

At June 30, 2025, the Funds held investments in restricted and/or illiquid securities that were valued pursuant to policies and procedures for fair value pricing as follows:

	Baron Asset Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	1/25/2023	$30,032,530
StubHub Holdings, Inc.	12/22/2021	67,166,682
Private Preferred Stocks
Space Exploration Technologies Corp.	8/4/2020	178,151,300
X.AI Holdings Corp.	6/11/2024	122,172,077

Total Restricted Securities		$397,522,589

(Cost $128,500,520)† (9.68% of Net Assets)

	Baron Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$785,437
Private Convertible Preferred Stocks
Northvolt AB	9/21/2020	0

Total Restricted Securities		$785,437

(Cost $25,674,991)† (0.01% of Net Assets)

	Baron Opportunity Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Farmers Business Network, Inc.	7/31/2020	$338,645
GM Cruise Holdings LLC	5/19/2022	3,571
Space Exploration Technologies Corp.	3/25/2021	35,328,340
X.AI Holdings Corp.	5/4/2022	5,074,528
Private Convertible Preferred Stocks
Farmers Business Network, Inc.	7/31/2020-9/28/2023	2,766,001
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	266,956
Space Exploration Technologies Corp.	8/4/2020	34,260,150
X.AI Holdings Corp.	11/22/2024	16,886,808

Total Restricted Securities		$94,924,999

(Cost $51,003,866)† (5.74% of Net Assets)

	Baron Fifth Avenue Growth Fund
Name of Issuer	Acquisition Date(s)	Value
Private Common Stocks
Space Exploration Technologies Corp.	3/25/2021-12/3/2021	$9,910,450
Private Preferred Stocks
GM Cruise Holdings LLC	1/19/2021	133,288
X.AI Holdings Corp.	11/22/2024	5,910,363

Total Restricted Securities		$15,954,101

(Cost $9,512,065)† (2.16% of Net Assets)

†	See Portfolios of Investments for cost of individual securities.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS

Fair value is defined by GAAP as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. GAAP provides a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

•

Level 2 – prices determined using other inputs that are observable either directly or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.);

•

Level 3 – prices determined using unobservable inputs when quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. For example, non-U.S. securities, with markets that close hours before the Funds value their holdings, may require revised valuations to more accurately reflect their fair value. Since these values obtained from quoted prices in an active market are adjusted, such securities are reflected as Level 2.

The Funds have procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach that may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine its fair value. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

The following is a summary of the inputs used as of June 30, 2025 in valuing the Funds’ investments carried at fair value:

	Baron Asset Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,694,798,404	$—	$—	$3,694,798,404
Private Common Stocks†	—	—	97,199,212	97,199,212
Private Preferred Stocks†	—	—	300,323,377	300,323,377
Short-Term Investments	—	22,499,577	—	22,499,577

Total Investments	$3,694,798,404	$22,499,577	$397,522,589	$4,114,820,570

	Baron Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3) [1]	Total
Common Stocks†	$6,026,373,812	$—	$—	$6,026,373,812
Private Common Stocks	—	—	785,437	785,437
Private Convertible Preferred Stocks	—	—	0	0

Total Investments	$6,026,373,812	$—	$785,437	$6,027,159,249

†	See Portfolios of Investments for additional detailed categorizations.
[1]

The reconciliation between beginning and ending balances of Level 3 securities in which significant unobservable valuation inputs were used in determining fair value is not presented as Level 3 assets and were not significant for the Fund.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

	Baron Small Cap Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$3,954,518,200	$—	$—	$3,954,518,200
Short-Term Investments	—	28,986,098	—	28,986,098

Total Investments	$3,954,518,200	$28,986,098	$—	$3,983,504,298

	Baron Opportunity Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,546,880,080	$—	$—	$1,546,880,080
Private Common Stocks†	—	—	40,745,084	40,745,084
Private Convertible Preferred Stocks	—	—	2,766,001	2,766,001
Private Preferred Stocks†	—	—	51,413,914	51,413,914
Short-Term Investments	—	11,456,730	—	11,456,730

Total Investments	$1,546,880,080	$11,456,730	$94,924,999	$1,653,261,809

	Baron Fifth Avenue Growth Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$701,656,982	$15,178,979	$—	$716,835,961
Private Common Stocks	—	—	9,910,450	9,910,450
Private Preferred Stocks†	—	—	6,043,651	6,043,651
Short-Term Investments	—	4,530,582	—	4,530,582

Total Investments	$701,656,982	$19,709,561	$15,954,101	$737,320,644

	Baron Discovery Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$1,660,949,916	$—	$—	$1,660,949,916
Short-Term Investments	—	132,060,325	—	132,060,325

Total Investments	$1,660,949,916	$132,060,325	$—	$1,793,010,241

	Baron Durable Advantage Fund
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Total
Common Stocks†	$507,008,205	$—	$—	$507,008,205
Short-Term Investments	—	3,141,355	—	3,141,355

Total Investments	$507,008,205	$3,141,355	$—	$510,149,560

†	See Portfolios of Investments for additional detailed categorizations.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

The following is a reconciliation of investments in which unobservable inputs (Level 3) were used in determining fair value:

	Baron Asset Fund
Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Private Common Stocks
Communication Services	$49,136,473	$—	$—	$18,030,209	$—	$—	$—	$—	$67,166,682	$18,030,209
Industrials	18,181,856	—	—	11,850,674	—	—	—	—	30,032,530	11,850,674
Private Preferred Stocks
Communication Services*	39,999,993	—	—	82,172,084		—	—	—	122,172,077	82,172,084
Industrials	107,853,760			70,297,540					178,151,300	70,297,540

Total	$215,172,082	$—	$—	$182,350,507	$—	$—	$—	$—	$397,522,589	$182,350,507

	Baron Opportunity Fund
Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Private Common Stocks
Communication Services	$1,366,000	$—	$—	$3,708,528	$—	$—	$—	$—	$5,074,528	$3,708,528
Industrials	15,359,918	—	—	9,972,003	9,999,990	—	—	—	35,331,911	9,972,003
Materials	338,645	—	—	—	—	—	—	—	338,645	—
Private Convertible Preferred Stocks
Materials	2,766,001	—	—	—	—	—	—	—	2,766,001	—
Private Preferred Stocks
Communication Services	—	—	—	6,886,825	9,999,983	—	—	—	16,886,808	6,886,825
Industrials	22,684,719	—	—	11,842,387	—	—	—	—	34,527,106	11,842,387

Total	$42,515,283	$—	$—	$32,409,743	$19,999,973	$—	$—	$—	$94,924,999	$32,409,743

	Baron Fifth Avenue Fund
Investments in Securities	Balance as of September 30, 2024	Accrued Premiums/ (Discounts)	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales/ Distributions	Transfers Into Level 3	Transfers Out of Level 3	Balance as of June 30, 2025	Change in Net Unrealized Appreciation (Depreciation) from Investments still held at June 30, 2025
Private Common Stocks
Industrials	$5,999,840	$—	$—	$3,910,610	$—	$—	$—	$—	$9,910,450	$3,910,610
Private Preferred Stocks
Communication Services	—	—	—	2,410,381	3,499,982	—	—	—	5,910,363	2,410,381
Industrials	970,337	—	—	(837,049)	—	—	—	—	133,288	(837,049)

Total	$6,970,177	$—	$—	$5,483,942	$3,499,982	$—	$—	$—	$15,954,101	$5,483,942

*

Sector reclassification from Information Technology to Communication Services due to the acquisition of X Holdings Corp. by X.AI Corp. on March 28, 2025, with the combined entity operating as X.AI Holdings Corp.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Unobservable valuation inputs developed by the Adviser for significant Level 3 investments as of June 30, 2025 were as follows:

Baron Asset Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$67,166,682	Valuation using combination of discounted cash flows, current value via comparable companies, and option-pricing methods	Weighted average cost of capital	10.50%	N/A	Decrease
			Change in the composite equity index of comparable companies	1.15%	N/A	Increase
			Discount for lack of marketability	7.64%	N/A	Decrease
			Estimated volatility of the returns of equity[1]	38.36%	N/A	Decrease
Private Common Stocks: Industrials	$30,032,530	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Communication Services	$122,172,077	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$178,151,300	Observed Transaction	Observed Transaction Price	$1,850.00	N/A	Increase

See Footnotes on page 21.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Opportunity Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Communication Services	$ 5,074,528	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Common Stocks: Industrials	$ 35,328,340	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Common Stocks: Industrials	$ 3,571	Recent Offer	Bid Price	$1.00	N/A	Increase
Private Preferred Stocks: Industrials	$ 266,956	Recent Offer	Bid Price	$1.00	N/A	Increase
Private Common Stocks: Materials	$ 338,645	Scenario Analysis	Projected IPO valuation	$900 million	N/A	Increase
			Probability for IPO outcome	50.00%	N/A	Increase
			Discount in the event of liquidation outcome	100.00%	N/A	Decrease
Private Convertible Preferred Stocks: Materials	$ 2,766,001	Scenario Analysis	Projected IPO valuation	$900 million	N/A	Increase
			Probability for IPO Outcome	50.00%	N/A	Increase
Private Preferred Stocks: Communication Services	$ 16,886,808	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$ 34,260,150	Observed Transaction	Observed Transaction Price	$1,850.00	N/A	Increase

See Footnotes on page 21.

Baron Investment Funds Trust	June 30, 2025

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. FAIR VALUE MEASUREMENTS (Continued)

Baron Fifth Avenue Growth Fund

Sector	Fair Value as of June 30, 2025	Valuation Technique	Unobservable Input	Weighted Average used on June 30, 2025	Range used on June 30, 2025*	Impact to Valuation from an Increase in Input**
Private Common Stocks: Industrials	$9,910,450	Observed Transaction	Observed Transaction Price	$185.00	N/A	Increase
Private Preferred Stocks: Communication Services	$5,910,363	Observed Transaction	Observed Transaction Price	$36.56	N/A	Increase
Private Preferred Stocks: Industrials	$133,288	Recent Offer	Bid Price	$1.00	N/A	Increase

[1]	The volatility was calculated as a weighted-average of the volatilities of the individual comparable companies. Some companies have a higher weight in the calculation than others.

*	N/A indicates that the range used is not applicable as unobservable inputs are disclosed at the security level.

**

Represents the directional change in the fair value of Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

5. TRANSACTIONS IN “AFFILIATED” COMPANIES1

BARON GROWTH FUND

Name of Issuer	Shares Held at September 30, 2024	Value at September 30, 2024	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at June 30, 2025	Value at June 30, 2025	% of Net Assets at June 30, 2025
“Affiliated” Company as of June 30, 2025:
Choice Hotels International, Inc.	3,000,000	$390,900,000	$—	$—	$(10,260,000)	$—	$2,587,500	3,000,000	$380,640,000	6.51%
Iridium Communications, Inc.	6,971,000	212,266,950	—	30,180,951	(28,288,550)	24,205,551	2,695,000	5,900,000	178,003,000	3.04%
Vail Resorts, Inc.	2,000,000	348,580,000	—	—	(34,320,000)	—	17,760,000	2,000,000	314,260,000	5.37%

		$951,746,950	$—	$30,180,951	$(72,868,550)	$24,205,551	$23,042,500		$872,903,000

BARON DISCOVERY FUND

Name of Issuer	Shares Held at September 30, 2024	Value at September 30, 2024	Purchase Cost	Sales Proceeds	Change in Net Unrealized Appreciation (Depreciation)	Realized Gains (Losses)	Dividend Income	Shares Held at June 30, 2025	Value at June 30, 2025	% of Net Assets at June 30, 2025
“Affiliated” Company as of June 30, 2025:
Montrose Environmental Group, Inc.	938,493	$24,682,366	$22,343,045	$—	$(1,855,549)	$—	$—	2,063,493	$45,169,862	2.48%

[1]

An “Affiliated” company (“affiliated person” as defined in the 1940 Act), is a company in which a Fund held 5% or more of the company’s outstanding voting securities at any time during the nine months ended June 30, 2025.